Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Allowance for loan losses
Balance at beginning of period	691	721
Net movements recognized in statements of operations	22	32
Gross write-offs	(94)	(99)
Recoveries	27	34
Net write-offs	(67)	(65)
Provisions for interest	10	12
Foreign currency translation impact and other adjustments, net	0	13
Balance at end of period	656	713
Allowance for loan losses
Balance at end of period	656	713
of which individually evaluated for impairment	482	527
of which collectively evaluated for impairment	174	186
Gross loans held at amortized cost
Gross loans held at amortized cost	218,967	211,036	212,540
of which individually evaluated for impairment	1,199	1,368
of which collectively evaluated for impairment	217,768	209,668
Loans held at amortized cost
Purchases	1,434	2,115
Reclassifications from loans held-for-sale	188	106
Reclassifications to loans held-for-sale	410	308
Sales	64	187
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	557	578
Net movements recognized in statements of operations	17	29
Gross write-offs	(78)	(82)
Recoveries	20	24
Net write-offs	(58)	(58)
Provisions for interest	8	10
Foreign currency translation impact and other adjustments, net	0	9
Balance at end of period	524	568
Allowance for loan losses
Balance at end of period	524	568
of which individually evaluated for impairment	378	412
of which collectively evaluated for impairment	146	156
Gross loans held at amortized cost
Gross loans held at amortized cost	97,728	96,583	96,939
of which individually evaluated for impairment	792	984
of which collectively evaluated for impairment	96,936	95,599
Loans held at amortized cost
Purchases	1,405	2,115
Reclassifications from loans held-for-sale	188	106
Reclassifications to loans held-for-sale	410	308
Sales	64	187
Consumer
Allowance for loan losses
Balance at beginning of period	134	143
Net movements recognized in statements of operations	5	3
Gross write-offs	(16)	(17)
Recoveries	7	10
Net write-offs	(9)	(7)
Provisions for interest	2	2
Foreign currency translation impact and other adjustments, net	0	4
Balance at end of period	132	145
Allowance for loan losses
Balance at end of period	132	145
of which individually evaluated for impairment	104	115
of which collectively evaluated for impairment	28	30
Gross loans held at amortized cost
Gross loans held at amortized cost	121,239	114,453	115,601
of which individually evaluated for impairment	407	384
of which collectively evaluated for impairment	120,832	114,069
Loans held at amortized cost
Purchases	29	0
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0